Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
6.	LEASES

Operating Leases

For leases with a term of 12 months or less, the Company is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities, and we recognize lease expense for such leases on a straight-line basis over the lease term.

On April 10, 2025, the Company signed a lease for new office space in Las Vegas, which is a triple net lease expiring in April 2027 with two option renewal periods totaling up to four additional years that the Company is likely subsequently to exercise.

On November 3, 2025, the Company entered into a kiosk lease agreement with the Los Angeles County Metropolitan Transportation Authority for Kiosk Space 7 and Storage Space 3 located at Union Station East, Los Angeles, California. he lease commenced in November 2025 and has a noncancelable term of thirty-six (36) months. The lease provides for fixed monthly base rent and fixed additional rent (common area charges), with scheduled increases over the lease term. In addition, the lease requires the Company to pay percentage rent equal to five percent (5%) of gross sales exceeding $25,000 per month. Percentage rent is considered variable lease cost and is not included in the measurement of the lease liability.

The Company analyzed these leases and determined that these agreements meet the definition of a lease under ASU 842, Leases, as it provides management with the exclusive right to direct the use of and obtain substantially all of the economic benefits from the identified leased asset, which is the office space and showroom. Management also analyzed the terms of these arrangements and concluded they should be classified as an operating lease, as none of the criteria were met for finance lease classification. As there was only one identified asset, no allocation of the lease payments was deemed necessary. Management did not incur any initial direct costs associated with this lease. Per review of the lease agreements, there is no implicit rate stated. Therefore, the Company determined the present value of the future minimum lease payments based on the incremental borrowing rate of the Company. The incremental borrowing rate was determined to be 3.82% for Las Vegas and 3.6% for Union Station, as this is the rate which represents the incremental borrowing rate for the Company, on a collateralized basis, in a similar economic environment with similar payment terms.

On February 11, 2025, the Company signed a lease for a new warehouse in Bell Gardens, CA The purpose of the space is to store materials for future store orders and is month to month.

On May 29, 2025, the Company signed a right of entry with Los Angeles County Metro Transportation Authority for its flagship Company owned store. The right of entry is month to month with a $1,500 monthly fee.

The future minimum payments on operating leases for each of the next five years and in the aggregate amount to the following:

2026	384,617
2027	245,556
2028	171,792
2029	148,450
2030	197,933

Total lease payments	1,148,348
Less: present value discount	(94,404)
Total operating lease liabilities	1,053,944
Less current portion	346,953
Long term portion	706,441

The weighted-average remaining term of the Company’s operating leases was 4.5 years and the weighted-average discount rate used to measure the present value of the Company’s operating lease liabilities was 5.5% as of December 31, 2025.

Right of use assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right of use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease right of use asset also includes lease incentives. The Company’s lease terms include an option to extend or terminate the lease and it is reasonably certain that the Company will exercise that option to extend. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

In determining the discount rate to use in calculating the present value of lease payments, the Company estimates the rate of interest it would pay on a collateralized loan with the same payment terms as the lease by utilizing bond yields traded in the secondary market to determine the estimated cost of funds for the particular tenor.